GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, beginning balance	$ 4,250	$ 4,496
Acquisition of Aimetis	7,859
Foreign currency translation adjustments	(259)	(246)
Goodwill, ending balance	11,850	4,250
Video and Cyber segment [Member]
Goodwill [Line Items]
Goodwill, beginning balance	940	944
Acquisition of Aimetis	7,859
Foreign currency translation adjustments	(254)	(4)
Goodwill, ending balance	8,545	940
Perimeter [Member]
Goodwill [Line Items]
Goodwill, beginning balance	3,310	3,552
Acquisition of Aimetis
Foreign currency translation adjustments	(5)	(242)
Goodwill, ending balance	$ 3,305	$ 3,310